UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21748

Bread & Butter Fund, Inc.

(Exact name of registrant as specified in charter)

3633 Hill Road 3rd Floor

Parsippany, NJ 07054

(Address of principal executive offices)

 (Zip code)

James B. Potkul

Potkul Capital Management LLC

3633 Hill Road 3rd Floor

Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: (973) 331-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Bread & Butter Fund

22ND CENTURY GROUP INC

Ticker Symbol:XXII	Cusip Number:90137F103
Record Date: 3/10/2017	Meeting Date: 4/29/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 01. James W Cornell	For	Issuer	For	With
2	Advisory resolution on executive compensation for fiscal year 2016	For	Issuer	For	With
3	Approval of the amended and restated 22nd Century Group Inc. 2014 omnibus incentive plan	For	Issuer	For	With
4	Ratification of appointment of Freed Maxick CPAs PC as independent registered public accounting firm for fiscal year 2017	For	Issuer	For	With

AMERICAN INTERNATIONAL GROUP INC.

Ticker Symbol:AIG	Cusip Number:026874784
Record Date: 5/8/2017	Meeting Date: 6/28/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 1a. W Don Cornwell 1b. Brian Duperreault 1c. Peter R Fisher 1d. John H Fitzpatrick 1e. William G Jurensen 1f. Christopher S Lynch 1g. Samuel J Merksamer 1h. Henry S Miller 1i. Linda A Mills 1j. Suzanne Nora Johnson 1k. Ronald A Rittenmeyer 1l. Douglas M Steenland 1m. Theresa M Stone	For	Issuer	For	With
2	To vote on a non-binding advisory basis to approve executive compensation	For	Issuer	For	With
3	To act upon a proposal to amend and restate AIGs amended and restated certificate of incorporation to restrict certain transfers of AIG common stock in order to protect AIGs tax attributes	For	Issuer	For	With
4	Proposal to ratify the amendment to extend the expiration of the American International Group Inc. Tax asset protection plan	For	Issuer	For	With
5	Proposal to ratify the selection of PricewaterhouseCoopers LLP as AIG's independent registered public accounting firm for 2017	For	Issuer	For	With

AMERISOURCEBERGEN CORPORATION

Ticker Symbol:ABC	Cusip Number:03073E105
Record Date: 1/3/2017	Meeting Date: 3/2/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 1a. Ornella Barra 1b. Steven H Collis 1c. Douglas R Conant 1d. D. Mark Durcan 1e. Richard W Gochnauer 1f. Lon R Greenberg 1g. Jane E Henney M.D. 1h. Kathleen W Hyle 1i. Michael J Long 1j. Henry W McGee	For	Issuer	For	With
2	Ratification of appointment of our independent registered public accounting firm for fiscal year 2017	For	Issuer	For	With
3	Advisory vote to approve the compensation of our named executive officers	For	Issuer	For	With
4	Advisory vote on the frequency of a stockholder vote on the compensation of our named executive officers	For	Issuer	For	With
5	Approval of an amendment to our certification of incorporation so that directors may be removed with or without cause	For	Issuer	For	With

BANK OF AMERICA

Ticker Symbol:BAC	Cusip Number:060505104
Record Date: 3/2/2017	Meeting Date: 4/26/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 1a. Sharon L Allen 1b. Susan S Bies 1c. Jack O Bovender Jr. 1d. Frank P Bramble Sr. 1e. Pierre J P de Weck 1f. Arnold W Donald 1g. Linda P Hudson 1h. Monica C Lozano 1i. Thomas J May 1j. Brian T Moynihan 1k. Lionel L Nowell III 1l. Michael D White 1m. Thomas D Woods 1n. R David Yost	For	Issuer	For	With
2	Approving our executive compensation plan on an advisory non-binding say on pay resolution	Against	Issuer	For	Against
3	A vote on the frequency (1 year) of future advisory resolutions	For	Issuer	For	With
4	Ratifying the appointment of our independent registered public accounting firm for 2017	For	Issuer	For	With
5	Clawback amendment	For	Stockholder	Against	Against
6	Divestiture and division study sessions	Against	Stockholder	Against	With
7	Independent Board Chairman	Against	Stockholder	Against	With
8	Report concerning gender pay equity	Against	Stockholder	Against	With

BERKSHIRE HATHAWAY INC

Ticker Symbol:BRK-B	Cusip Number:084670702
Record Date: 3/8/2017	Meeting Date: 5/6/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 01. Warren E Buffett 02. Charles T Munger 03. Howard G Buffett 04. Stephen B Burke 05. Susan L Decker 06. William H Gates III 07. David S Gottesman 08. Charlotte Guyman 09. Thomas S Murphy 10. Ronald L Olson 11. Walter Scott, Jr. 12. Meryl B Witmer	For	Issuer	For	With
2	Non-binding resolution to approve the compensation of the company's named executive officers	For	Issuer	For	With
3	Non-binding resolution to determine the frequency (3 years) with which shareholders of the company shall be entitled to have an advisory vote on executive compensation	Against	Issuer	For	Against
4	Regarding political contributions	Against	Stockholder	Against	With
5	Regarding methane gas emissions	Against	Stockholder	Against	With
6	Regarding divesting of investments in companies involved in fossil fuels	Against	Stockholder	Against	With

CARDINAL HEALTH INC.

Ticker Symbol:CAH	Cusip Number:14149Y108
Record Date: 9/6/2016	Meeting Date: 11/3/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 1a. David J Anderson 1b. Colleen F Arnold 1c. George S Barrett 1d. Carrie S Cox 1e. Calvin Darden 1f. Bruce L Downey 1g. Patrica A Hemingway Hall 1h. Clayton M Jones 1i. Gregory B Kenny 1j. Nancy Killefer 1k. David P King	For	Issuer	For	With
2	Ratify the appointment of Ernst & Young LLP as our independent auditor for the fiscal year ending June 30, 2017	For	Issuer	For	With
3	To approve the amended Cardinal Health Inc 2011 long term incentive plan	For	Issuer	For	With
4	To approve on a non-binding advisory basis the compensation of our named executive officers	For	Issuer	For	With

CHIPMOS TECHNOLOGIES INC

Ticker Symbol:IMOS	Cusip Number:16965P103
Record Date: 3/27/2017	Meeting Date: 5/26/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
3.1	Adoption of 2016 Financial statements	For	Issuer	For	With
3.2	Adoption of 2016 earnings distribution plan	For	Issuer	For	With
4.1	Amendments to company's articles of incorporation	For	Issuer	For	With
4.2	Amendments to company's operational procedures for acquisition and disposal of assets	For	Issuer	For	With
4.3	Distribution of cash to shareholders from capital surplus	For	Issuer	For	With
5.1	To release restrictions under article 209 of the company act regarding non-compete of directors	For	Issuer	For	With

CHIPMOS TECHNOLOGIES LTD

Ticker Symbol:IMOS	Cusip Number:G2110R114
Record Date: 6/21/2016	Meeting Date: 8/12/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 1.1 John Yee Woon Seto 1.2 Chao-Jung Tsai 1.3 Rong Hsu	For	Issuer	For	With
2	To re-appoint Pricewaterhousecoopers, Raiwan as the independent auditors of the company	For	Issuer	For	With
3	To approve the merger of the company with and into Chipmos Technologies (Chipmos Taiwan)	For	Issuer	For	With
4	To authorize any one or more of the directors of the company to execute and deliver documents on his behalf and on behalf of the company in connection with and to do all things necessary to give effect to the merger the merger agreement the bermuda merger agreement and the matters contemplated thereby	For	Issuer	For	With
5	To approve the adjournment of the annual general meeting as the chairman of the meeting determines in accordance with the company's bye-laws to allow the company to solicit additonal proxies if there are insufficient proxies received at the time of the annual general meeting to approve the merger agreement	For	Issuer	For	With

CONSOLIDATED-TOMOKA LAND CO

Ticker Symbol:CTO	Cusip Number:210226106
Record Date: 3/2/2017	Meeting Date: 4/26/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 01. Elizabeth N Cohernour 02. Evan H Ho 03. Edward W Pollock 04. David J Winters	For	Issuer	For	With
2	Ratification of the appointment of Grant Thornton as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2017	For	Issuer	For	With
3	Advisory say on pay vote	For	Issuer	For	With
4	Frequency of the advisory say on pay vote for 1 year	For	Issuer	For	With

DAWSON GEOPHYSICAL COMPANY

Ticker Symbol:DWSN	Cusip Number:239360100
Record Date: 3/15/2017	Meeting Date: 5/2/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 01. William J Barrett 02. Craig W Cooper 03. Gary M Hoover 04. Stephen C Jumper 05. Allen T McInnes 06. Ted R North 07. Mark A Vander 08. Wayne A Whitener	For	Issuer	For	With
2	Ratify the appointment of RSM US LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2017	For	Issuer	For	With
3	To approve a non-binding advisory resolution on the compensation of the named executive officers as disclosed in the proxy statement of the company for the 2017 annual meeting of shareholders	For	Issuer	For	With

GENERAL MOTORS COMPANY

Ticker Symbol:GM	Cusip Number:37045V100
Record Date: 4/7/2017	Meeting Date: 6/6/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 01. Joseph J Ashton 02. Mary T Barra 03. Linda R Gooden 04. Joseph Jimenez 05. Jane L Mendillo 06. Michael G Mullen 07. James J Mulva 08. Patricia F Russo 09. Thomas M Schoewe 10. Theodore M Solso 11. Carol M Stephenson	For	Issuer	For	With
2	Approve on an advisory basis named executive officer compensation	For	Issuer	For	With
3	Approve the General Motors Company 2017 short term incentive plan	For	Issuer	For	With
4	Approve the General Motors Company 2017 long term incentive plan	For	Issuer	For	With
5	Ratification of the selection of Deloitte & Touche LLP as GM's independent registered public accounting firm for 2017	For	Issuer	For	With
6	Shareholder proposal regarding independent Board Chairman	Against	Stockholder	Against	With
7	Greenlight Proposal regarding creation of dual class common stock	Against	Stockholder	Against	With

GILEAD SCIENCES INC

Ticker Symbol:GILD	Cusip Number:375558103
Record Date: 3/16/2017	Meeting Date: 5/10/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 1a. John F Cogan, Ph.D. 1b. Kelly A Kramer 1c. Kevin E Lofton 1d. John C Martin Ph.D. 1e. John F Milligan, Ph.D., 1f. Nicholas G Moore 1g. Richard J Whitley, M.D., 1h. Gayle E Wilson 1i. Per Wold-Olsen	For	Issuer	For	With
2	Ratification of the selection of independent registered public accounting firm	For	Issuer	For	With
3	Restatement of the Gilead Sciences Inc 2004 Equity incentive plan	Against	Issuer	For	Against
4	Advisory vote to approve the compensation of named executive officers	Against	Issuer	For	Against
5	Advisory vote as to the frequency (1 year) of future advisory stockholders on executive compensation	For	Issuer	For	With
6	Requesting the Board take steps to permit stockholder action by written consent	Against	Stockholder	Against	With
7	Request the Board adopt a policy that the chairman of the board of directors be an independent director	Against	Stockholder	Against	With

JOHNSON & JOHNSON

Ticker Symbol:JNJ	Cusip Number:478160104
Record Date: 2/28/2017	Meeting Date: 4/27/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 1a. Mary C Beckerle 1b. D Scott Davis 1c. Ian E L Davis 1d. Alex Gorsky 1e. Mark B McClellan 1f. Anne M Mulcahy 1g. William D Perez 1h. Charles Prince 1i. A Eugene Washington 1j. Ronald A Williams	For	Issuer	For	With
2	Advisory vote on frequency (1 year)of voting to approve named executive officer compensation	For	Issuer	For	With
3	Advisory vote to approve named executive officer compensation	For	Issuer	For	With
4	Re-approval of the material terms of performance goals under the 2012 long term incentive plan	For	Issuer	For	With
5	Ratification of appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for 2017	For	Issuer	For	With
6	Independent Board Chairman	Against	Stockholder	Against	With

NATUZZI S.P.A

Ticker Symbol:NTZ	Cusip Number:63905A101
Record Date: 4/7/2017	Meeting Date: 4/29/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Financial statements as of December 31, 2016	For	Issuer	For	With
2	Presentation of consolidated financial statements at December 31, 2016	For	Issuer	For	With
3	Appointment of the members of the board of directors	For	Issuer	For	With

PHILIP MORRIS INTERNATIONAL INC.

Ticker Symbol:PM	Cusip Number:718172109
Record Date: 3/10/2017	Meeting Date: 5/3/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 1a. Harold Brown 1b. Andre Calantzopoulos 1c. Louis C Camilleri 1d. Massimo Ferragano 1e. Werner Geissler 1f. Jennifer Li 1g. Jun Makihara 1h. Sergio Marchionne 1i. Kalpana Morparia 1j. Lucio A Noto 1k. Frederik Paulsen 1l. Robert B Polat 1m. Stephen M Wolf	For	Issuer	For	With
2	Advisory vote approving executive compensation	Against	Issuer	For	Against
3	Advisory resolution on the frequency (1 year) of future advisory votes on executive compensation	For	Issuer	For	With
4	Approval of the 2017 performance incentive plan	Against	Issuer	For	Against
5	Approval of the 2017 stock compensation plan for non-employee directors	For	Issuer	For	With
6	Ratification of the selection of independent auditors	For	Issuer	For	With
7	Human rights policy	Against	Stockholder	Against	With
8	Mediation of alleged human rights violations	Against	Stockholder	Against	With

TYSON FOODS INC

Ticker Symbol:TSN	Cusip Number:902494103
Record Date: 12/12/2016	Meeting Date: 2/9/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 1a. John Tyson 1b. Gaurdie E Banister Jr. 1c. Mike Beebe 1d. Mikel A Durham 1e. Tom Hayes 1f. Kevin M McNamara 1g. Cheryl S Miller 1h. Brad T Sauer 1i. Jeffrey K Schomburger 1j. Robert Thurber 1k. Barbara A Tyson	For	Issuer	For	With
2	To ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the company for the fiscal year ending September 30. 2017	For	Issuer	For	With
3	To approve on a non-binding advisory basis the compensation of the company's named executive officers	For	Issuer	For	With
4	To approve on a non-binding advisory basis the frequency of the advisory vote (3 years) regarding the compensation of the company's names executive officers	Against	Issuer	For	Against
5	Request a report disclosing the company's policy and procedures, expenditures, and other activities related to lobbying and grassroots lobbying communications	Against	Stockholder	Against	With
6	Request a report on steps the company is taking to foster greater diversity on the Board of Directors	Against	Stockholder	Against	With
7	Amend the company's bylaws to implement proxy access	Against	Stockholder	Against	With
8	To adopt and implement a water stewardship policy at company and supplier facilities	Against	Stockholder	Against	With

UNITED STATES LIME & MINERAL INC

Ticker Symbol:USLM	Cusip Number:911922102
Record Date: 3/15/2017	Meeting Date: 4/27/2017
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 01. T W Byrne 02. R W Cardin 03. A M Doumet 04. B R Hughes 05. E A Odishaw	For	Issuer	For	With
2	To approve non-binding advisory vote on executive compensation	For	Issuer	For	With
3	To approve a non-binding advisory vote on the Frequency (1 year) of holding the non-binding advisory vote on executive compensation	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bread & Butter Fund, Inc.

By /s/James B. Potkul

* /s/James B. Potkul

President/Principal Financial Officer

Date: August 14, 2017

*Print the name and title of each signing officer under his or her signature.